Exceptional items (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Aug. 12, 2019
Exceptional items
Exceptional items-cost of sales					$ 5,597		$ 5,731			$ 5,387
Total selling, general and administrative expense					362		317			331
Finance expense					659		479			638
Share of exceptional items in material joint venture					49
Exceptional items from continuing operations before exceptional tax credit					240		274			203
Income tax charge/(credit)					44		18			(77)
Exceptional items from continuing operations, net of tax					284		292			126
Exceptional items from discontinued operation, net of tax					(1,742)		(198)			(189)
Total exceptional (credit)/charge, net of tax			$ (1,458)	€ (1,327)	(1,458)	€ 83	94	$ 94	€ (54)	(63)
Repayment of principal amount outstanding					4,088		442			4,384
Stated interest rate											5.25%
6.000% Senior Notes due 2021
Exceptional items
Repayment of principal amount outstanding	$ 440	$ 440
Stated interest rate	6.00%	6.00%
Cross currency interest rate swaps (CCIRS)
Exceptional items
Contract value		$ 440								500
Discontinued operations
Exceptional items
Exceptional items from discontinued operation, net of tax					(1,742)		(198)			(189)
Food and Specialty Discontinued Operation
Exceptional items
Exceptional items from discontinued operation, net of tax					(1,742)		(198)			(189)
Aggregate continuing and discontinued operations
Exceptional items
Total exceptional (credit)/charge, net of tax					(1,458)		94			(63)
Exceptional items
Exceptional items
Exceptional items-cost of sales					2		108			78
Total selling, general and administrative expense					51		17			45
Finance expense					203		22			132
Share of exceptional items in material joint venture					39
Exceptional items from continuing operations before exceptional tax credit					295		333			255
Income tax charge/(credit)					3		(49)			(124)
Exceptional items from continuing operations, net of tax					298		284			131
Exceptional items from discontinued operation, net of tax					(1,527)		13			12
Total exceptional (credit)/charge, net of tax					(1,229)		297			143
Exceptional items | Discontinued operations
Exceptional items
Exceptional items from discontinued operation, net of tax					(1,527)		13			12
Exceptional items | Food and Specialty Discontinued Operation
Exceptional items
Exceptional items from discontinued operation, net of tax					(1,527)
Exceptional items | Aggregate continuing and discontinued operations
Exceptional items
Total exceptional (credit)/charge, net of tax					(1,229)		297			143
Exceptional items - Cost of sales
Exceptional items
Legal matter					15
Start-up related costs					13		48			8
Restructuring costs					6		50			32
Impairment-property, plant and equipment					5		5			38
Past service cost/(credit)					(37)		5
Exceptional items-cost of sales					2		108			78
Exceptional items - Cost of sales | Metal Beverage Packaging Europe and Glass Packaging Europe
Exceptional items
Past service cost/(credit)							5
Exceptional items - Cost of sales | Glass Packaging North America
Exceptional items
Past service cost/(credit)					(37)
Exceptional items - Capacity realignment programs
Exceptional items
Start-up related costs					13		48			8
Restructuring costs					6		50			32
Impairment-property, plant and equipment					5		5			38
Capacity realignment					24		103			78
Exceptional items - Capacity realignment programs | Metal Beverage Packaging Europe
Exceptional items
Capacity realignment					2		24			33
Exceptional items - Capacity realignment programs | Metal Beverage Packaging Americas
Exceptional items
Capacity realignment					2		(4)			2
Exceptional items - Capacity realignment programs | Glass Packaging North America
Exceptional items
Capacity realignment					15		78			43
Exceptional items - Capacity realignment programs | Glass Packaging Europe
Exceptional items
Capacity realignment					5		5
Exceptional items - SGA expenses
Exceptional items
Transaction related costs					51		17			45
Total selling, general and administrative expense					51		17			45
Exceptional Items Impairment of intangible assets
Exceptional items
Impairment- goodwill							186
Exceptional impairment-intangible assets							186
Exceptional Items Impairment of intangible assets | Glass Packaging North America
Exceptional items
Impairment- goodwill							186
Exceptional items - Finance expense
Exceptional items
Debt refinancing and settlement costs					200		16			117
Loss on derivative financial instruments					3		6			15
Finance expense					203		$ 22			132
Repayment of principal amount outstanding					165
Exceptional items - Finance expense | Cross currency interest rate swaps (CCIRS)
Exceptional items
Loss on derivative financial instruments		$ 6								15
Cumulative losses recycled from other comprehensive income										$ 12
Exceptional Items, Joint venture
Exceptional items
Share of exceptional items in material joint venture					$ 39